Supplementary Cash Flow Information (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Change in working capital
Accounts receivable and other current assets	$ 208	$ 49	$ 489	$ (46)
Prepaid expenses	(19)	17	(19)	22
Inventories	(29)	(114)	62	(45)
Regulatory assets - current portion	164	(31)	160	(43)
Accounts payable and other current liabilities	(132)	9	(537)	17
Regulatory liabilities - current portion	25	30	22	32
Changes in working capital	217	(40)	177	(63)
Non-cash investing and financing activities
Accrued capital expenditures	366	380	366	380
Common share dividends reinvested	102	92	205	186
Contributions in aid of construction	$ 10	$ 12	$ 10	$ 12